Accounting for the Impairment or Disposal of Long-Lived Assets (Asset Impairments in Reportable Segments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Segment Reporting Information [Line Items]
Asset impairment charges	$ 39,688	$ 10,632	$ 3,879
Impairment - real estate assets	32,431	3,946	3,879
Florida
Segment Reporting Information [Line Items]
Asset impairment charges	2,396	0	0
Houston
Segment Reporting Information [Line Items]
Asset impairment charges	0	10,632	0
Chicago/Minneapolis
Segment Reporting Information [Line Items]
Asset impairment charges	2,456	0	3,879
Other
Segment Reporting Information [Line Items]
Asset impairment charges	8,836	0	0
Philadelphia
Segment Reporting Information [Line Items]
Asset impairment charges	26,000	0	$ 0
Discontinued operations
Segment Reporting Information [Line Items]
Asset impairment charges	7,300	6,700
Land and Land Improvements | impairment - real estate assets
Segment Reporting Information [Line Items]
Asset impairment charges	6,400
Land Held for Development | Philadelphia
Segment Reporting Information [Line Items]
Impairment - real estate assets	$ 26,000
Land Held for Development | Land and Land Improvements
Segment Reporting Information [Line Items]
Asset impairment charges		$ 3,900